Other income - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income.
Government grants	¥ 41,551	¥ 148,467	¥ 191,723
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonrecurring Income	Other Nonrecurring Income	Other Nonrecurring Income